Cover	Apr. 20, 2022
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 20, 2022
Entity File Number	001-40483
Entity Registrant Name	ALZAMEND NEURO, INC.
Entity Central Index Key	0001677077
Entity Tax Identification Number	81-1822909
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3500 Lenox Rd. NE
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(844)
Local Phone Number	722-6333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ALZN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amended Current Report”) amends the Current Report on Form 8-K of Alzamend Neuro, Inc. (the “Company”), originally filed with the Securities and Exchange Commission (the “SEC”) April 18, 2022 (the “Prior Filing”). The purpose of this Amended Current Report includes to correct an error in the Company’s address on the cover page of the Prior Filing, to file an updated and revised Corporate Presentation (as defined below), and to report certain disclosure channels through which the Company may disseminate information.
Entity Address, Address Line One	3802 Spectrum Boulevard
Entity Address, Address Line Two	Suite 112C
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33612